33-14905

Filed with the Securities and Exchange Commission

April 26, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.          [ ]

Post-Effective Amendment No. 116 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 124                         [X]

(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, NM 87506

(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code

(505) 984-0200

Garrett Thornburg

2300 North Ridgetop Road

Santa Fe, New Mexico 87506

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering April 10, 2017

----------------

It is proposed that this filing will become effective (check appropriate box):

    [X]  Immediately upon filing pursuant to paragraph (b)

    [   ]  On [date] pursuant to paragraph (b)

    [   ]  60 days after filing pursuant to paragraph (a)

    [   ]  On [date] pursuant to paragraph (a)(1)

    [   ]  75 days after filing pursuant to paragraph (a)(2)

    [   ]  On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

    [   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 116 to the Registration Statement of Thornburg Investment Trust (the “Trust”) on Form N-1A has been filed by the Trust solely to submit the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 115 to the Trust’s Registration Statement. No other information contained in the Trust’s Registration Statement is amended, deleted, or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on April 26, 2017.

The Registrant represents that this post-effective amendment no. 116 (i) is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectuses filed herein (other than one listed in paragraph (b)(1)(i)) has occurred since the latest date specified in paragraph (b)(2) of Rule 485, and (ii) meets all of the requirements for effectiveness under paragraph (b) of Rule 485.

THORNBURG INVESTMENT TRUST
Registrant

By *
------------------------------------ Jason Brady, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

* ------------------------------------
Jason Brady, President and principal executive officer

* ------------------------------------
Nimish Bhatt, Treasurer and principal financial and accounting officer

* ------------------------------------
Garrett Thornburg, Trustee and Chairman

* ------------------------------------
David A. Ater, Trustee

* ------------------------------------
Sally Corning, Trustee

* ------------------------------------
Susan H. Dubin, Trustee

* ------------------------------------
David L. Gardner, Trustee

*
------------------------------------
Brian J. McMahon, Trustee and Vice Chairman

*
------------------------------------
Owen D. Van Essen, Trustee

*
------------------------------------
James W. Weyhrauch, Trustee

* By:	/s/ Charles W.N. Thompson, Jr.
Charles W. N. Thompson, Jr.
Attorney-in-Fact

Date: April 26, 2017

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase